Leases - Operating Leases - Additional Information (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2021 FACILITY	Sep. 30, 2021 EMPLOYEE
Operating Leased Assets [Line Items]
Number of SNFs under non-cancelable operating leases	9	9
Leased Facilities
Operating Leased Assets [Line Items]
Weighted average remaining lease term	6 years 3 months 18 days	6 years 1 month 6 days